Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

Note 6
Debt

Changes to debt during 2017 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2017	$2,645	$105,433	$108,078
Proceeds from long-term borrowings	103	27,604	27,707
Proceeds from asset-backed long-term borrowings	—	4,290	4,290
Repayments of long-term borrowings and capital leases obligations	(8,191)	(15,646)	(23,837)
Repayments of asset-backed long-term borrowings	(400)	—	(400)
Decrease in short-term obligations, excluding current maturities	(170)	—	(170)
Reclassifications of long-term debt	9,255	(9,255)	—
Other	211	1,216	1,427
Balance at December 31, 2017	$3,453	$113,642	$117,095

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2017	2016
Long-term debt maturing within one year	$3,303	$2,477
Short-term notes payable	150	168
Total debt maturing within one year	$3,453	$2,645

Credit facilities

In September 2016, we amended our $8.0 billion credit facility to increase the availability to $9.0 billion and extend the maturity to September 2020. As of December 31, 2017, the unused borrowing capacity under our $9.0 billion credit facility was approximately $8.9 billion. The credit facility does not require us to comply with financial covenants or maintain specified credit ratings, and it permits us to borrow even if our business has incurred a material adverse change. We use the credit facility for the issuance of letters of credit and for general corporate purposes.

In March 2016, we entered into a credit facility insured by Eksportkreditnamnden Stockholm, Sweden (EKN), the Swedish export credit agency. As of December 31, 2017, we had an outstanding balance of $0.8 billion. We used this credit facility to finance network equipment-related purchases.

In July 2017, we entered into credit facilities insured by various export credit agencies with the ability to borrow up to $4.0 billion to finance equipment-related purchases. The facilities have borrowings available, portions of which extend through October 2019, contingent upon the amount of eligible equipment-related purchases made by Verizon. At December 31, 2017, we had not drawn on these facilities. In January 2018, we drew down $0.5 billion.

Long-Term Debt

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2017	2016
Verizon—notes payable and other	1.38 – 3.96	2018 – 2047	$31,370	$28,491
	4.09 – 5.51	2020 – 2055	67,906	53,909
	5.82 – 6.90	2026 – 2054	5,835	11,295
	7.35 – 8.95	2029 – 2039	1,106	1,860
	Floating	2018 – 2025	6,684	9,750

Verizon Wireless—Alltel assumed notes	6.80 – 7.88	2029 – 2032	234	525

Telephone subsidiaries—debentures	5.13 – 6.50	2028 – 2033	226	319
	7.38 – 7.88	2022 – 2032	341	561
	8.00 – 8.75	2022 – 2031	229	328

Other subsidiaries—notes payable, debentures and other	6.70 – 8.75	2018 – 2028	748	1,102

Verizon Wireless and other subsidiaries—asset-backed debt	1.42 – 2.65	2021 – 2022	6,293	2,485
	Floating	2021 – 2022	2,620	2,520

Capital lease obligations (average rate of 3.6% and 3.5% in 2017 and 2016, respectively)			1,020	950
Unamortized discount, net of premium			(7,133)	(5,716)
Unamortized debt issuance costs			(534)	(469)
Total long-term debt, including current maturities			116,945	107,910
Less long-term debt maturing within one year			3,303	2,477
Total long-term debt			$113,642	$105,433

2017

February Exchange Offers and Cash Offers

In February 2017, we completed private exchange and tender offers for 18 series of notes issued by Verizon (February Old Notes) for (i) new notes issued by Verizon (and, for certain series, cash) (February Exchange Offers) or (ii) cash (February Cash Offers). The February Old Notes had coupon rates ranging from 1.375% to 8.950% and maturity dates ranging from 2018 to 2043. In connection with the February Exchange Offers, we issued $3.2 billion aggregate principal amount of Verizon 2.946% Notes due 2022, $1.7 billion aggregate principal amount of Verizon 4.812% Notes due 2039 and $4.1 billion aggregate principal amount of Verizon 5.012% Notes due 2049, plus applicable cash of $0.6 billion, in exchange for $8.3 billion aggregate principal amount of February Old Notes. In connection with the February Cash Offers, we paid $0.5 billion cash to purchase $0.5 billion aggregate principal amount of February Old Notes. We subsequently purchased an additional $0.1 billion aggregate principal amount of February Old Notes for $0.1 billion cash, from certain holders whose tenders of notes in the February Cash Offers had been rejected. In addition to the exchange or purchase price, any accrued and unpaid interest on Old February Notes was paid at settlement.

Term Loan Credit Agreements

During January 2017, we entered into a term loan credit agreement with a syndicate of major financial institutions, pursuant to which we could borrow up to $5.5 billion for (i) the acquisition of Yahoo and (ii) general corporate purposes. None of the $5.5 billion borrowing capacity was used during 2017. In March 2017, the term loan credit agreement was terminated in accordance with its terms and as such, the related fees were recognized in Other income (expense), net and were not significant.

In March 2017, we prepaid $1.7 billion of the outstanding $3.3 billion term loan that had an original maturity date of July 2019. During April 2017, we repaid the remaining outstanding amount under the term loan agreement.

March Tender Offers

In March 2017, we completed tender offers for 30 series of notes issued by Verizon and certain of its subsidiaries with coupon rates ranging from 5.125% to 8.950% and maturity dates ranging from 2018 to 2043 (March Tender Offers). In connection with the March Tender Offers, we purchased $2.8 billion aggregate principal amount of Verizon notes, $0.2 billion aggregate principal amount of our operating telephone company subsidiary notes and $0.1 billion aggregate principal amount of GTE LLC notes for total cash consideration of $3.8 billion. In addition to the purchase price, any accrued and unpaid interest on the purchased notes was paid to the date of purchase.

August Exchange Offers and Cash Offers

In August 2017, we completed private exchange and tender offers for 17 series of notes issued by Verizon and GTE LLC (August Old Notes) for (i) new notes issued by Verizon (and, for certain series, cash) or (ii) cash (August Exchange Offers and Cash Offers). The August Old Notes had coupon rates ranging from 1.375% to 8.750%, and maturity dates ranging from 2018 to 2023. In connection with the August Exchange Offers and Cash Offers, we issued $4.0 billion of Verizon 3.376% Notes due 2025, in exchange for $4.0 billion aggregate principal amount of August Old Notes and paid $3.0 billion cash to purchase $3.0 billion aggregate principal amount of August Old Notes. In addition to the exchange or purchase price, any accrued and unpaid interest on the August Old Notes accepted for exchange or purchase was paid at settlement.

August Tender Offers
In August 2017, we completed tender offers for 29 series of notes issued by Verizon and certain of its subsidiaries with coupon rates ranging from 5.050% to 8.950% and maturity dates ranging from 2022 to 2043 (August Tender Offers). In connection with the August Tender Offers, we purchased $1.5 billion aggregate principal amount of Verizon notes, $0.1 billion aggregate principal amount of our operating telephone company subsidiary notes, $0.2 billion aggregate principal amount of Alltel Corporation notes, and an insignificant amount of GTE LLC notes for total cash consideration of $2.1 billion. In addition to the purchase price, any accrued and unpaid interest on the purchased notes was paid to the date of purchase.

October Tender Offers

In October 2017, we completed tender offers for 5 series of Euro and British Pound Sterling-denominated notes issued by Verizon with coupon rates ranging from 0.500% to 4.750% and maturity dates ranging from 2022 to 2034 (October Tender Offers). In connection with the October Tender Offers, we purchased €2.1 billion and £0.7 billion aggregate principal amount of Verizon notes for total cash consideration of $3.6 billion. In addition to the purchase price, any accrued and unpaid interest on the purchased notes was paid to the date of purchase.

December Tender Offers

In December 2017, we completed tender offers for 31 series of notes issued by Verizon and certain of its subsidiaries with coupon rates ranging from 5.050% to 8.950% and maturity dates ranging from 2018 to 2043 (December Tender Offers). In connection with the December Tender Offers, we purchased $0.2 billion aggregate principal amount of Verizon notes and an insignificant amount of GTE LLC notes, operating telephone company subsidiary notes, and Alltel Corporation notes for total cash consideration of $0.3 billion. In addition to the purchase price, any accrued and unpaid interest on the purchased notes was paid to the date of purchase.

December Exchange Offers

In December 2017, we completed private exchange offers and consent solicitations for 18 series of notes issued by certain subsidiaries of Verizon (December Old Notes) for new notes issued by Verizon (and, for certain series, cash) or, in lieu of new notes in certain circumstances, cash (December Exchange offers). The December Old Notes had coupon rates ranging from 5.125% to 8.750% and maturity dates ranging from 2021 to 2033. In connection with the December Exchange Offers, we issued $0.1 billion of Verizon 6.800% Notes due 2029 and $0.1 billion of Verizon 7.875% Notes due 2032, and paid an insignificant amount of cash, in exchange for $0.2 billion aggregate principal amount of December Old Notes. In addition to the exchange or purchase price, any accrued and unpaid interest on December Old Notes accepted for exchange or purchase was paid at settlement.

Debt Issuances and Redemptions

During February 2017, we redeemed $0.2 billion of the $0.6 billion 6.940% GTE LLC Notes due 2028 at 124.8% of the principal amount of the notes repurchased.

During February 2017, we issued approximately $1.5 billion aggregate principal amount of 4.950% Notes due 2047. The issuance of these notes resulted in cash proceeds of approximately $1.5 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The net proceeds were used for general corporate purposes.

During March 2017, we issued $11.0 billion aggregate principal amount of fixed and floating rate notes. The issuance of these notes resulted in cash proceeds of approximately $10.9 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The issuance consisted of the following series of notes: $1.4 billion aggregate principal amount of Floating Rate Notes due 2022, $1.85 billion aggregate principal amount of 3.125% Notes due 2022, $3.25 billion aggregate principal amount of 4.125% Notes due 2027, $3.0 billion aggregate principal amount of 5.250% Notes due 2037, and $1.5 billion aggregate principal amount of 5.500% Notes due 2047. The floating rate notes bear interest at a rate equal to the three-month London Interbank Offered Rate (LIBOR) plus 1.000%, which rate will be reset quarterly. The net proceeds were primarily used for the March Tender Offers and general corporate purposes, including discretionary contributions to our qualified pension plans of $3.4 billion. We also used certain of the net proceeds to finance our acquisition of Yahoo’s operating business.

During April 2017, we redeemed in whole $0.5 billion aggregate principal amount of Verizon 6.100% Notes due 2018 at 104.485% of the principal amount of such notes and $0.5 billion aggregate principal amount of Verizon 5.500% Notes due 2018 at 103.323% of the principal amount of such notes, plus accrued and unpaid interest to the date of redemption.

During May 2017, we issued $1.5 billion aggregate principal amount of Floating Rate Notes due 2020. The issuance of these notes resulted in cash proceeds of approximately $1.5 billion, net of discounts and issuance costs. The floating rate notes bear interest at a rate equal to three-month LIBOR plus 0.550%, which will be reset quarterly. The net proceeds were primarily used for general corporate purposes, which included the repayment of outstanding indebtedness. In addition we issued CHF 0.6 billion aggregate principal amount of 0.375% Bonds due 2023, and CHF 0.4 billion aggregate principal amount of 1.000% Bonds due 2027. The issuance of these bonds resulted in cash proceeds of approximately $1.0 billion, net of discounts and issuance costs. The net proceeds were primarily used for general corporate purposes including the repayment of debt.

During May 2017, we initiated a retail notes program in connection with the issuance and sale from time to time of our notes that are due nine months or more from the date of issue. As of December 31, 2017 we have issued $0.9 billion of retail notes with interest rates ranging from 2.600% to 4.900% and maturity dates ranging from 2022 to 2047.

During June 2017, $1.3 billion of Verizon floating rate notes matured and were repaid.

During June 2017, we redeemed in whole $0.5 billion aggregate principal amount of Verizon 1.100% Notes due 2017 at 100.003% of the principal amount of such notes, plus accrued and unpaid interest to the date of redemption.

During August 2017, we issued $3.0 billion aggregate principal amount of 4.500% Notes due 2033 resulting in cash proceeds of approximately $3.0 billion, net of discounts and issuance costs. In addition, we issued the following four series of Australian Dollar (AUD) denominated notes resulting in cash proceeds of $1.7 billion net of discounts and issuance costs: AUD 0.55 billion aggregate principal amount of 3.500% Notes due 2023, AUD 0.45 billion aggregate principal amount of 4.050% Notes due 2025, AUD 0.7 billion aggregate principal amount of 4.500% Notes due 2027 and AUD 0.5 billion aggregate principal amount of Floating Rate Notes due 2023. The floating rate notes bear interest at a rate equal to the three-month Bank Bill Swap Reference Rate plus 1.220% which will be reset quarterly. In addition, we issued $1.0 billion aggregate principal amount of 5.150% Notes due 2050 resulting in cash proceeds of approximately $0.9 billion, net of discounts, issuance costs and reimbursement of certain expenses. The proceeds of the notes issued during August 2017 were used for general corporate purposes including the repayment of debt.

During September 2017, we redeemed in whole $1.3 billion aggregate principal amount of Verizon 3.650% Notes due 2018, at 101.961% of the principal amount of such notes, plus accrued and unpaid interest to the date of redemption.

During October 2017, we issued €3.5 billion and £1.0 billion aggregate principal amount of fixed rate notes. The issuance of these notes resulted in cash proceeds of approximately $5.4 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The issuance consisted of the following series of notes: €1.25 billion aggregate principal amount of 1.375% Notes due 2026, €0.75 billion aggregate principal amount of 1.875% Notes due 2029, €1.5 billion aggregate principal amount of 2.875% Notes due 2038, and £1.0 billion aggregate principal amount of 3.375% Notes due 2036. The net proceeds were primarily used for the October Tender Offers and general corporate purposes.

During November 2017, we redeemed in whole $3.5 billion aggregate principal amount of Verizon 4.500% Notes due 2020, at 106.164% of the principal amount of such notes, plus accrued and unpaid interest to the date of redemption.

2016

April Tender Offers

In April 2016, we completed three concurrent, but separate, tender offers for 34 series of notes issued by Verizon and certain of its subsidiaries with coupon rates ranging from 2.000% to 8.950% and maturity dates ranging from 2016 to 2043 (April Tender Offers).

In connection with the April Tender Offers, we purchased $6.8 billion aggregate principal amount of Verizon notes, $1.2 billion aggregate principal amount of our operating telephone company subsidiary notes, $0.3 billion aggregate principal amount of GTE LLC notes, and $0.2 billion Alltel Corporation notes for total cash consideration of $10.2 billion, inclusive of accrued interest of $0.1 billion.

Debt Issuances and Redemptions

During April 2016, we redeemed in whole $0.9 billion aggregate principal amount of Verizon 2.500% Notes due 2016 at 100.773% of the principal amount of such notes, $0.5 billion aggregate principal amount of Verizon 2.000% Notes due 2016 at 100.775% of the principal amount of such notes, and $0.8 billion aggregate principal amount of Verizon 6.350% Notes due 2019 at 113.521% of the principal amount of such notes (April Redemptions). These notes were purchased and canceled for $2.3 billion, inclusive of an insignificant amount of accrued interest.

During August 2016, we issued $6.2 billion aggregate principal amount of fixed and floating rate notes. The issuance of these Notes resulted in cash proceeds of approximately $6.1 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The issuance consisted of the following series of notes: $0.4 billion aggregate principal amount of Floating Rate Notes due 2019, $1.0 billion aggregate principal amount of 1.375% Notes due 2019, $1.0 billion aggregate principal amount of 1.750% Notes due 2021, $2.3 billion aggregate principal amount of 2.625% Notes due 2026, and $1.5 billion aggregate principal amount of 4.125% Notes due 2046. The floating rate notes bear interest at a rate equal to the three-month LIBOR plus 0.370%, which rate will be reset quarterly. The net proceeds were used for general corporate purposes, including to repay at maturity on September 15, 2016, $2.3 billion aggregate principal amount of our floating rate notes, plus accrued interest on the notes.

During September 2016, we issued $2.1 billion aggregate principal amount of 4.200% Notes due 2046. The issuance of these Notes resulted in cash proceeds of approximately $2.0 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The net proceeds were used to redeem in whole $0.9 billion aggregate principal amount of Verizon 4.800% Notes due 2044 at 100% of the principal amount of such notes, plus any accrued and unpaid interest to the date of redemption, for an insignificant loss. Proceeds not used for the redemption of these notes were used for general corporate purposes.

During October 2016, we issued €1.0 billion aggregate principal amount of 0.500% Notes due 2022, €1.0 billion aggregate principal amount of 0.875% Notes due 2025, €1.25 billion aggregate principal amount of 1.375% Notes due 2028, and £0.45 billion aggregate principal amount of 3.125% Notes due 2035. The issuance of these notes resulted in cash proceeds of approximately $4.1 billion, net of discounts and issuance costs and after reimbursement of certain expenses. The net proceeds from the sale of the notes were used for general corporate purposes, including the financing of our acquisition of Fleetmatics and the repayment of outstanding indebtedness.

During December 2016, we redeemed in whole $2.0 billion aggregate principal amount of Verizon 1.350% Notes due 2017 at 100.321% of the principal amount of such notes, plus any accrued and unpaid interest to the date of redemption, for an insignificant loss. Also in December 2016, we repurchased $2.5 billion aggregate principal amount of eight-year Verizon notes at 100% of the aggregate principal amount of such notes plus accrued and unpaid interest to the date of redemption.

Asset-Backed Debt

At December 31, 2017, the carrying value of our asset-backed debt was $8.9 billion. Our asset-backed debt includes notes (the Asset-Backed Notes) issued to third-party investors (Investors) and loans (ABS Financing Facility) received from banks and their conduit facilities (collectively, the Banks). Our consolidated asset-backed debt bankruptcy remote legal entities (each, an ABS Entity or collectively, the ABS Entities) issue the debt or are otherwise party to the transaction documentation in connection with our asset-backed debt transactions. Under the terms of our asset-backed debt, we transfer device payment plan agreement receivables from Cellco Partnership and certain other affiliates of Verizon (collectively, the Originators) to one of the ABS Entities, which in turn transfers such receivables to another ABS Entity that issues the debt. Verizon entities retain the equity interests in the ABS Entities, which represent the rights to all funds not needed to make required payments on the asset-backed debt and other related payments and expenses.

Our asset-backed debt is secured by the transferred device payment plan agreement receivables and future collections on such receivables. The device payment plan agreement receivables transferred to the ABS Entities and related assets, consisting primarily of restricted cash, will only be available for payment of asset-backed debt and expenses related thereto, payments to the Originators in respect of additional transfers of device payment plan agreement receivables, and other obligations arising from our asset-backed debt transactions, and will not be available to pay other obligations or claims of Verizon’s creditors until the associated asset-backed debt and other obligations are satisfied. The Investors or Banks, as applicable, which hold our asset-backed debt have legal recourse to the assets securing the debt, but do not have any recourse to Verizon with respect to the payment of principal and interest on the debt. Under a parent support agreement, Verizon has agreed to guarantee certain of the payment obligations of Cellco Partnership and the Originators to the ABS Entities.

Cash collections on the device payment plan agreement receivables are required at certain specified times to be placed into segregated accounts. Deposits to the segregated accounts are considered restricted cash and are included in Prepaid expenses and other and Other assets on our consolidated balance sheets.

Proceeds from our asset-backed debt transactions, deposits to the segregated accounts and payments to the Originators in respect of additional transfers of device payment plan agreement receivables are reflected in Cash flows from financing activities in our consolidated statements of cash flows. Repayments of our asset-backed debt and related interest payments made from the segregated accounts are non-cash activities and therefore not reflected within Cash flows from financing activities in our consolidated statements of cash flows. The asset-backed debt issued and the assets securing this debt are included on our consolidated balance sheets.

Asset-Backed Notes

In October 2017, we issued approximately $1.4 billion aggregate principal amount of senior and junior Asset-Backed Notes through an ABS Entity. The Class A-1a senior Asset-Backed Notes had an expected weighted-average life to maturity of 2.48 years at issuance and bear interest at 2.060% per annum, the Class A-1b senior Asset-Backed Notes had an expected weighted -average life to maturity of 2.48 years at issuance and bear interest at one-month LIBOR + 0.270%, which rate will be reset monthly, the Class B junior Asset-Backed Notes had an expected weighted-average life to maturity of 3.12 years at issuance and bear interest at 2.380% per annum and the Class C junior Asset-Backed Notes had an expected weighted-average life to maturity of 3.35 years at issuance and bear interest at 2.530% per annum.

In June 2017, we issued approximately $1.3 billion aggregate principal amount of senior and junior Asset-Backed Notes through an ABS Entity. The Class A senior Asset-Backed Notes had an expected weighted-average life to maturity of 2.47 years at issuance and bear interest at 1.920% per annum, the Class B junior Asset-Backed Notes had an expected weighted-average life to maturity of 3.11 years at issuance and bear interest at 2.220% per annum and the Class C junior Asset-Backed Notes had an expected weighted-average life to maturity of 3.34 years at issuance and bear interest at 2.380% per annum.

In March 2017, we issued approximately $1.3 billion aggregate principal amount of senior and junior Asset-Backed Notes through an ABS Entity. The Class A senior Asset-Backed Notes had an expected weighted-average life to maturity of 2.6 years at issuance and bear interest at 2.060% per annum, the Class B junior Asset-Backed Notes had an expected weighted-average life to maturity of 3.38 years at issuance and bear interest at 2.450% per annum and the Class C junior Asset-Backed Notes had an expected weighted-average life to maturity of 3.64 years at issuance and bear interest at 2.650% per annum.

In November 2016, we issued approximately $1.4 billion aggregate principal amount of senior and junior Asset-Backed Notes through an ABS Entity. The Class A senior Asset-Backed Notes had an expected weighted-average life to maturity of about 2.55 years at issuance and bear interest at 1.680% per annum. The Class B junior Asset-Backed Notes had an expected weighted-average life to maturity of about 3.32 years at issuance and bear interest at 2.150% per annum and the Class C junior Asset-Backed Notes had an expected weighted-average life to maturity of 3.59 years at issuance and bear interest at 2.360% per annum.

In July 2016, we issued approximately $1.2 billion aggregate principal amount of senior and junior Asset-Backed Notes through an ABS Entity, of which $1.1 billion of notes were sold to Investors. The Class A senior Asset-Backed Notes had an expected weighted-average life to maturity of about 2.52 years at issuance and bear interest at 1.420% per annum. The Class B junior Asset-Backed Notes had an expected weighted-average life to maturity of about 3.24 years at issuance and bear interest at 1.460% per annum and the Class C junior Asset-Backed Notes had an expected weighted-average life to maturity of 3.51 years at issuance and bear interest at 1.610% per annum.

Under the terms of each series of Asset-Backed Notes, there is a two year revolving period during which we may transfer additional receivables to the ABS Entity.

ABS Financing Facility

During September 2016, we entered into a loan agreement through an ABS Entity with a number of financial institutions. Under the terms of the loan agreement, such counterparties made advances under asset-backed loans backed by device payment plan agreement receivables for proceeds of $1.5 billion. We had the option of requesting an additional $1.5 billion of committed funding by December 31, 2016 and during December 2016, we received additional funding of $1.0 billion under this option. In May 2017, we received additional funding of $0.3 billion pursuant to an additional loan agreement with similar terms. These loans have an expected weighted-average life of about 2.4 years at issuance and bear interest at floating rates. There is a two year revolving period, beginning from September 2016, which may be extended, during which we may transfer additional receivables to the ABS Entity. Subject to certain conditions, we may also remove receivables from the ABS Entity.

Under these loan agreements, we have the right to prepay all or a portion of the loans at any time without penalty, but in certain cases, with breakage costs. In December 2017, we prepaid $0.4 billion. The amount prepaid is available for further drawdowns until September 2018, except in certain circumstances. As of December 31, 2017, outstanding borrowings under the loans were $2.4 billion.

Variable Interest Entities (VIEs)

The ABS Entities meet the definition of a VIE for which we have determined we are the primary beneficiary as we have both the power to direct the activities of the entity that most significantly impact the entity’s performance and the obligation to absorb losses or the right to receive benefits of the entity. Therefore, the assets, liabilities and activities of the ABS Entities are consolidated in our financial results and are included in amounts presented on the face of our consolidated balance sheets.

The assets and liabilities related to our asset-backed debt arrangements included on our consolidated balance sheets were as follows:

	(dollars in millions)
At December 31,	2017	2016
Assets
Account receivable, net	$8,101	$3,383
Prepaid expenses and other	636	236
Other Assets	2,680	2,383

Liabilities
Accounts payable and accrued liabilities	5	4
Short-term portion of long-term debt	1,932	—
Long-term debt	6,955	4,988

See Note 7 for additional information on device payment plan agreement receivables used to secure asset-backed debt.

Early Debt Redemption and Other Costs

During 2017 and 2016, we recorded losses on early debt redemptions of $2.0 billion and $1.8 billion, respectively.

We recognize losses on early debt redemptions in Other income (expense), net on our consolidated statements of income and within our Net cash used in financing activities on our consolidated statements of cash flows.

Additional Financing Activities (Non-Cash Transactions)

During both the years ended December 31, 2017 and 2016, we financed, primarily through vendor financing arrangements, the purchase of approximately $0.5 billion of long-lived assets consisting primarily of network equipment. At December 31, 2017, $1.2 billion relating to these financing arrangements, including those entered into in prior years and liabilities assumed through acquisitions, remained outstanding. These purchases are non-cash financing activities and therefore not reflected within Capital expenditures on our consolidated statements of cash flows.

Guarantees

We guarantee the debentures of our operating telephone company subsidiaries. As of December 31, 2017, $0.8 billion aggregate principal amount of these obligations remained outstanding. Each guarantee will remain in place for the life of the obligation unless terminated pursuant to its terms, including the operating telephone company no longer being a wholly-owned subsidiary of Verizon.

As a result of the closing of the Access Line Sale on April 1, 2016, GTE Southwest Inc., Verizon California Inc. and Verizon Florida LLC are no longer wholly-owned subsidiaries of Verizon, and the guarantees of $0.6 billion aggregate principal amount of debentures and first mortgage bonds of those entities have terminated pursuant to their terms.

We also guarantee the debt obligations of GTE LLC as successor in interest to GTE Corporation that were issued and outstanding prior to July 1, 2003. As of December 31, 2017, $0.7 billion aggregate principal amount of these obligations remain outstanding.

Debt Covenants

We and our consolidated subsidiaries are in compliance with all of our restrictive covenants.

Maturities of Long-Term Debt

Maturities of long-term debt outstanding, excluding unamortized debt issuance costs, at December 31, 2017 are as follows:

Years	(dollars in millions)
2018	$3,308
2019	6,306
2020	6,587
2021	6,403
2022	9,520
Thereafter	85,355